Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 43,175	$ 18,832
Increase of valuation allowance	24,343
Unrecognized tax benefits interest or penalties	0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	132,453
Federal interest expense	380
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 139,819
Operating Loss Carryforwards Begin to Expiration Year	2038
Operating Loss Carryforwards Expiration Year	2041